Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Volatility (%)	61.49%	64.75%
Risk-free interest rate (%)		0.09%
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months	6 years 3 months
Exercise price ($) (in Dollars per share)	$ 1.83		$ 1.8
Share price ($) (in Dollars per share)	$ 3.3	$ 3.2	$ 1.8
Minimum [Member]
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Volatility (%)			61.89%
Risk-free interest rate (%)	3.64%		0.03%
Exercise price ($) (in Dollars per share)		1.8
Maximum [Member]
Share Options (Details) - Schedule of assumptions used to estimate the fair values of the share options granted [Line Items]
Volatility (%)			61.91%
Risk-free interest rate (%)	3.85%		0.04%
Exercise price ($) (in Dollars per share)		$ 3.2